UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of the period (in shares)	7,144,871	7,377,042	6,904,986
Number of share options granted (in shares)	0	0	846,912
Number of share options exercised (in shares)	(3,770)	(213,106)	(148,076)
Number of share options expired and forfeited (in shares)	(246,836)	(19,065)	(226,780)
Number of share options reclassified (in shares)	437,151	0	0
Number of share options outstanding, end of the period (in shares)	7,331,416	7,144,871	7,377,042
Number of share options exercisable (in shares)	5,627,610	3,973,290	2,772,207
Weighted average exercise price of share options , beginning of the period (in usd per share) | $	$ 20.30	$ 20.28	$ 20.37
Weighted average exercise price of share options granted (in usd per share) | $	0.00	0.00	19.51
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in usd per share) | $	$ 19.51	$ 19.12	$ 18.55
Weighted average exercise price of share options forfeited in share-based payment arrangement (in usd per share) | $ / shares	$ 21.87	$ 24.42	$ 21.32
Weighted average exercise price of share options reclassified (in usd per share) | $ / shares	$ 22.48	$ 0.00	$ 0.00
Weighted average exercise price of share options outstanding, end of the period (in usd per share) | $	$ 20.38	$ 20.30	$ 20.28
Weighted average exercise price of share options exercisable (in usd per share) | $	$ 20.17	$ 19.93	$ 19.75